SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In January 2018, we entered into a 15-year time charter with an energy and logistics company (the “New Charter”) in the Atlantic Basin which is expected to commence in the fourth quarter of 2018.

In January 2018, we sold 617,969 common units under our ATM Program. To maintain its 2% general partner interest, our General Partner purchased 12,548 general partner units. We received proceeds of $14.4 million net of agent’s fees from the ATM Program in January.

In February 2018, we paid a cash distribution of $0.5775 per common unit in respect of the three months ended December 31, 2017 to unitholders of record as of February 7, 2018. We also paid a cash distribution of $0.63802 per Series A Preferred Unit for the period from October 31, 2017 through February 14, 2018 to our Series A Preferred unitholders of record as of February 8, 2018.

In February 2018, we entered into an interest rate swap with Citibank for a period of 8 years that is effective on March 31, 2018. The swap has a notional value of $480.0 million, and will exchange the 3-month USD LIBOR rate for a blended fixed rate of 2.86%.

In March 2018, our Board approved a common unit repurchase program of up to $25.0 million of the outstanding common units of the Partnership in the open market over a two year period. As of April 6, 2018, we had repurchased a total of 439,672 common units for an aggregate cost of $8.0 million.

In March 2018, we made a repayment of $75.0 million of the revolving credit facility under our $800 million credit facility.

In March 2018, Brian Tienzo replaced Graham Robjohns as our Principal Executive Officer. Mr. Robjohns will serve as the Chief Financial Officer and Deputy Chief Executive Officer of Golar, having served as our Principal Executive Officer since July 2011. In addition to serving as our Principal Executive Officer, Mr. Tienzo will continue to serve as our Principal Financial and Accounting Officer.

In March 2018, we entered into an agreement extending the maturity of the NR Satu Facility to the earlier of (i) November 30, 2022; (ii) the expiration date of the NR Satu Charter; or (iii) when all the amounts outstanding under the NR Satu Facility have been repaid.